Related undertakings - Summary of Full list of Related Parties - Japan to United Kingdom (Detail)	12 Months Ended
Dec. 31, 2018
JAPAN | PatentSight Japan Inc [Member] | Common Stock [member]
Disclosure of transactions between related parties [line items]
Company name	PatentSight Japan Inc
Percentage of undertaking	100.00%
Reg office	7F Cross Office Uchisaiwaicho. 1-18-6 Nishi-Shinbashi, Minato-ku.Tokyo
JAPAN | ThreatMetrix GK [Member] | Membership Interest [Member]
Disclosure of transactions between related parties [line items]
Company name	ThreatMetrix GK
Percentage of undertaking	100.00%
Reg office	2-6, Kasumigaseki 3-chome, Chiyoda-ku,Tokyo
JAPAN | Ascend Japan KK [member] | Ordinary shares [member]
Disclosure of transactions between related parties [line items]
Company name	Ascend Japan KK
Percentage of undertaking	100.00%
Reg office	Kyodo Tsushin Kaikam 2F, 2-2-5 Toronomon, Minato-ku, Tokyo, 105-0001
JAPAN | Elsevier Japan KK [member] | Ordinary shares [member]
Disclosure of transactions between related parties [line items]
Company name	Elsevier Japan KK
Percentage of undertaking	100.00%
Reg office	Ark Mori Building, 1-12-32 Akasaka, Minato-ku, Tokyo, 107-6029, Japan
JAPAN | LexisNexis Japan KK [member] | Common Stock [member]
Disclosure of transactions between related parties [line items]
Company name	LexisNexis Japan KK
Percentage of undertaking	100.00%
Reg office	1-9-15, Higashi Azabu, Minato-ku Tokyo Japan
JAPAN | Reed Exhibitions Japan KK [member] | Ordinary shares [member]
Disclosure of transactions between related parties [line items]
Company name	Reed Exhibitions Japan KK
Percentage of undertaking	100.00%
Reg office	Shinjuku-Nomura Bldg., 1-26-2 Nishi-shinjuku, Shinjuku-ku, Tokyo, Japan
JAPAN | Reed ISG Japan KK [member] | Ordinary shares [member]
Disclosure of transactions between related parties [line items]
Company name	Reed ISG Japan KK
Percentage of undertaking	100.00%
Reg office	13-12 Rokubancho, Chiyoda-ku, Tokyo, Japan
Luxembourg [member] | Fircosoft Luxembourg Sarl [member] | Ordinary shares [member]
Disclosure of transactions between related parties [line items]
Company name	FIRCOSOFT Luxembourg Sàrl
Percentage of undertaking	100.00%
Reg office	Bloc B 19-21, Route d’Arlon, L-8009 Strassen, Luxembourg
Korea (South) [member] | Elsevier Korea LLC [member] | Ordinary shares [member]
Disclosure of transactions between related parties [line items]
Company name	Elsevier Korea LLC
Percentage of undertaking	100.00%
Reg office	Chunwoo Building, 4th floor, 534 Itaewon-dong, Yongsan-gu, Seoel, 140-861, Korea, Republic of
Korea (South) [member] | Lexis Nexis Legal And Professional Service Korea Ltd [member] | Ordinary shares [member]
Disclosure of transactions between related parties [line items]
Company name	LexisNexis Legal and Professional Service Korea Ltd
Percentage of undertaking	100.00%
Reg office	206 Noksapyeong-daero, Yongsan-gu, Seoel, Korea, Republic of
Korea (South) [member] | Reed Exhibitions Korea Ltd [member] | Ordinary shares [member]
Disclosure of transactions between related parties [line items]
Company name	Reed Exhibitions Korea Ltd
Percentage of undertaking	100.00%
Reg office	“Room 4401, Trade Tower, 159-1, Samseong-dong, Gangnam-gu Seoul, 135-729, Republic of Korea”
Korea (South) [member] | Reed Exporum Ltd [member] | Ordinary shares [member]
Disclosure of transactions between related parties [line items]
Company name	Reed Exporum Ltd
Percentage of undertaking	60.00%
Reg office	1324 Block A Tera Tower II, 201, Songpa-daero, Songpa-gu, Seoul, 05854
Korea (South) [member] | Reed K. Fairs Ltd seventy percentage [member] | Ordinary shares [member]
Disclosure of transactions between related parties [line items]
Company name	Reed K. Fairs Ltd
Percentage of undertaking	70.00%
Reg office	“Room 4401, Trade Tower, 159-1, Samseong-dong, Gangnam-gu Seoul, 135-729, Republic of Korea”
Malaysia [member] | LexisNexis Malaysia Sdn Bhd [member] | Ordinary shares [member]
Disclosure of transactions between related parties [line items]
Company name	LexisNexis Malaysia Sdn Bhd
Percentage of undertaking	100.00%
Reg office	6th Floor, Akademi Etiqa, No. 23 Jalan Melaka, 50100 Kuala Lumpur, Malaysia
Malaysia [member] | Reed Exhibitions Sdn Bhd [member] | Ordinary shares [member]
Disclosure of transactions between related parties [line items]
Company name	Reed Exhibitions Sdn Bhd
Percentage of undertaking	100.00%
Reg office	6th Floor, Akademi Etiqa, No. 23 Jalan Melaka, 50100 Kuala Lumpur, Malaysia
South Africa [member] | F I R C O S O F T South Africa Proprietary Limited | Ordinary shares [member]
Disclosure of transactions between related parties [line items]
Company name	Fircosoft South Africa (Pty) Ltd
Percentage of undertaking	100.00%
Reg office	Regus Brooklyn Bridge, 3rd Floor Steven House, Brooklyn Bridge Office Park, Fehrsen Street, Brooklyn, Pretoria
South Africa [member] | Globalrange SA Pty Ltd [member] | Ordinary shares [member]
Disclosure of transactions between related parties [line items]
Company name	Globalrange SA (Pty) Ltd
Percentage of undertaking	100.00%
Reg office	Fourways Gold Park, 1st Floor Wentworth Building, 32 Roos Street, Fourways, 2191, South Africa
South Africa [member] | Korbitec (Pty) Ltd (90%) [member] | Ordinary shares [member]
Disclosure of transactions between related parties [line items]
Company name	Korbitec (Pty) Ltd
Percentage of undertaking	90.00%
Reg office	215 Peter Mokaba Road (North Ridge Road), Morningside, Durban, Kwa-Zulu Natal, 4001, South Africa
South Africa [member] | LexisNexis Academic (Pty) Ltd ninety percentage [member] | Ordinary shares [member]
Disclosure of transactions between related parties [line items]
Company name	LexisNexis Academic (Pty) Ltd
Percentage of undertaking	90.00%
Reg office	4001, South Africa
South Africa [member] | LexisNexis (Pty) Ltd (90%) [member] | Ordinary shares [member]
Disclosure of transactions between related parties [line items]
Company name	LexisNexis (Pty) Ltd
Percentage of undertaking	90.00%
Reg office	215 Peter Mokaba Road (North Ridge Road), Morningside, Durban, Kwa-Zulu Natal, 4001, South Africa
South Africa [member] | LexisNexis Risk Management (Pty) Ltd (90%) [member] | Ordinary shares [member]
Disclosure of transactions between related parties [line items]
Company name	LexisNexis Risk Management (Pty) Ltd
Percentage of undertaking	90.00%
Reg office	215 Peter Mokaba Road (North Ridge Road), Morningside, Durban, Kwa-Zulu Natal, 4001, South Africa
South Africa [member] | LegalPerfectTSoftware Solutions (Pty) Ltd [Member] | Ordinary shares [member]
Disclosure of transactions between related parties [line items]
Company name	LegalPerfectTSoftware Solutions (Pty) Ltd
Percentage of undertaking	90.00%
Reg office	215 Peter Mokaba Road [North Ridge Road], Morningside, Durban, Kwa-Zulu Natal,
South Africa [member] | Property Payment Exchange (SA) (Pty) Ltd [member] | Ordinary shares [member]
Disclosure of transactions between related parties [line items]
Company name	Property Payment Exchange (SA) (Pty) Ltd
Percentage of undertaking	90.00%
Reg office	215 Peter Mokaba Road [North Ridge Road], Morningside, Durban, Kwa-Zulu Natal,
South Africa [member] | RELX (Pty) Ltd. [member] | Ordinary shares [member]
Disclosure of transactions between related parties [line items]
Company name	RELX (Pty) Ltd
Percentage of undertaking	100.00%
Reg office	215 Peter Mokaba Road [North Ridge Road], Morningside, Durban, Kwa-Zulu Natal,4001, South Africa
South Africa [member] | Reed Exhibitions (Pty) Ltd ninety percentage [member] | Class A ordinary shares [member]
Disclosure of transactions between related parties [line items]
Company name	Reed Exhibitions (Pty) Ltd
Percentage of undertaking	90.00%
Reg office	Thebe House,2nd Floor, 166 Jan Smuts Avenue, Rosebank, Johannesburg, 2196, South Africa
South Africa [member] | Reed Events Management Pty Ltd [Member] | Class A ordinary shares [member]
Disclosure of transactions between related parties [line items]
Company name	Reed Events Management (Pty) Ltd
Percentage of undertaking	90.00%
Reg office	Thebe House,2nd Floor, 166 Jan Smuts Avenue, Rosebank, Johannesburg, 2196, South Africa
South Africa [member] | Reed Exhibitions Group (Pty) Limited [member] | Ordinary shares [member]
Disclosure of transactions between related parties [line items]
Company name	Reed Exhibitions Group (Pty) Ltd
Percentage of undertaking	90.00%
Reg office	Thebe House,2nd Floor, 166 Jan Smuts Avenue, Rosebank, Johannesburg, 2196, South Africa
South Africa [member] | Reed Venue Management (Pty) Ltd [member] | Class A ordinary shares [member]
Disclosure of transactions between related parties [line items]
Company name	Reed Venue Management (Pty) Ltd
Percentage of undertaking	90.00%
Reg office	Thebe House,2nd Floor, 166 Jan Smuts Avenue, Rosebank, Johannesburg, 2196, South Africa
South Africa [member] | Winsearch Services (Pty) Ltd [member] | Ordinary shares [member]
Disclosure of transactions between related parties [line items]
Company name	Winsearch Services (Pty) Ltd
Percentage of undertaking	90.00%
Reg office	215 Peter Mokaba Road [North Ridge Road], Morningside, Durban, Kwa-Zulu Natal,4001, South Africa
Mexico. | Masson-Doyma Mexico, S.A. [member] | Ordinary shares [member]
Disclosure of transactions between related parties [line items]
Company name	Masson -Doyma Mexico, S.A.
Percentage of undertaking	100.00%
Reg office	Insurgentes Sur # 1388 Piso 8, Col. Actipan, Deleg. Benito Juarez, C.P. 03230 Ciudad de México, México
Mexico. | Reed Exhibitions Mexico S.A. de C.V. [member] | Ordinary shares [member]
Disclosure of transactions between related parties [line items]
Company name	Reed Exhibitions Mexico S.A. de C.V.
Percentage of undertaking	100.00%
Reg office	Av. Insurgentes No. 1388, Piso 8, Col. Actipan, 03230 Mexico, Mexico
SINGAPORE | ThreatMetrixPTE Ltd [Member] | Ordinary shares [member]
Disclosure of transactions between related parties [line items]
Company name	ThreatMetrixPTE Ltd
Percentage of undertaking	100.00%
Reg office	8 Robinson Road #03-00ASO Building Singapore 048544
SINGAPORE | Elsevier (Singapore) Pte Ltd [member] | Ordinary shares [member]
Disclosure of transactions between related parties [line items]
Company name	Elsevier (Singapore) Pte Ltd
Percentage of undertaking	100.00%
Reg office	3 Killiney Road, #08-01 Winsland House 1, Singapore, 239119, Singapore
SINGAPORE | F4F Agriculture (Asia Pacific) Pte Ltd [member] | Ordinary shares [member]
Disclosure of transactions between related parties [line items]
Company name	F4F Agriculture (Asia Pacific) Pte Ltd
Percentage of undertaking	100.00%
Reg office	16 Raffles Quay, #33-03 Hong Leong Building, Singapore, 048581, Singapore
SINGAPORE | Lexis-Nexis Philippines Pte Ltd [member] | Preference shares [member]
Disclosure of transactions between related parties [line items]
Company name	Lexis-Nexis Philippines Pte Ltd
Percentage of undertaking	75.00%
Reg office	80 Robinson Road, #02-00, Singapore, 068898, Singapore
SINGAPORE | Reed Business Information Pte Ltd [member] | Ordinary shares [member]
Disclosure of transactions between related parties [line items]
Company name	Reed Business Information Pte Ltd
Percentage of undertaking	100.00%
Reg office	1 Changi Business Park Crescent, #06-01 Plaza 8 & CBP, Singapore, 48602551, Singapore
SINGAPORE | RE (HAPL) Pte Ltd [member] | Ordinary shares [member]
Disclosure of transactions between related parties [line items]
Company name	RE (HAPL) Pte Ltd
Percentage of undertaking	100.00%
Reg office	3 Killiney Road, #08-01 Winsland House 1, Singapore, 239119, Singapore
SINGAPORE | RELX (Singapore) Pte. Ltd. [member] | Ordinary shares [member]
Disclosure of transactions between related parties [line items]
Company name	RELX (Singapore) Pte Ltd
Percentage of undertaking	100.00%
Reg office	80 Robinson Road, #02-00, Singapore, 068898, Singapore
SINGAPORE | SAFI Asia Pte Ltd fifty percentage [member] | Ordinary shares [member]
Disclosure of transactions between related parties [line items]
Company name	SAFI Asia Pte Ltd
Percentage of undertaking	50.00%
Reg office	1 Changi Business Park Crescent, #06-01 Plaza 8 & CBP, Singapore, 48602551, Singapore
Morocco [member] | Reed Exhibitions Morocco SARL [member] | Ordinary shares [member]
Disclosure of transactions between related parties [line items]
Company name	Reed Exhibitions Morocco SARL
Percentage of undertaking	100.00%
Reg office	Forum Bab Abdelaziz au 62, Angle Blvd. d’Anfa, 6ème étage, Apt 61, Casablanca, Morocco
New Zealand [member] | LexisNexis NZ Ltd [member] | Ordinary shares [member]
Disclosure of transactions between related parties [line items]
Company name	LexisNexis NZ Ltd
Percentage of undertaking	100.00%
Reg office	Level 1, 138 The Terrace, P.O. Box 472, Wellington 6011, New Zealand
Philippines. | Reed Elsevier Shared Services (Philippines) Inc. [member] | Ordinary shares [member]
Disclosure of transactions between related parties [line items]
Company name	Reed Elsevier Shared Services (Philippines) Inc.
Percentage of undertaking	100.00%
Reg office	Building H, 2nd Floor, U.P. Ayalaland TechnoHub, Commonwealth Avenue, Quezon City, Metro Manila, 1101, Philippines
Poland [member] | Elsevier sp. z.o.o. [member] | Ordinary shares [member]
Disclosure of transactions between related parties [line items]
Company name	Elsevier sp.z.o.o.
Percentage of undertaking	100.00%
Reg office	Natpoll Building, ul. Migdalowa 4/59, 02-796, Warsaw, Poland
Russia [member] | Ecwatech Company ZAO [member] | Ordinary shares [member]
Disclosure of transactions between related parties [line items]
Company name	Ecwatech Company ZAO
Percentage of undertaking	100.00%
Reg office	Pokrovka Street 27, Building 1, Moscow, Russian Federation
Russia [member] | LexisNexis OOO [member] | Registered capital [member]
Disclosure of transactions between related parties [line items]
Company name	LexisNexis OOO
Percentage of undertaking	100.00%
Reg office	24 Bolshaya Nikitskaya Str., bldg. 5, Moscow 125009, Russian Federation
Russia [member] | Real estate events direct [member] | Registered capital [member]
Disclosure of transactions between related parties [line items]
Company name	Real Estate Events Direct OOO
Percentage of undertaking	80.00%
Reg office	Petrozavodskaya street 28/4, Building VI, room 2, 125475, Moscow, Russian Federation
Russia [member] | Relx ooo [member] | Registered capital [member]
Disclosure of transactions between related parties [line items]
Company name	RELX OOO
Percentage of undertaking	100.00%
Reg office	24 Bolshaya Nikitskaya Str., bldg. 5, Moscow 125009, Russian Federation
Saudi Arabia [member] | Reed Sunaidi Exhibitions [member] | Ordinary shares [member]
Disclosure of transactions between related parties [line items]
Company name	Reed Sunaidi Exhibitions
Percentage of undertaking	50.00%
Reg office	Al Fadl Commercial Center, Jeddah, 21411, Saudi Arabia
Spain [member] | Elsevier Espana, S.L. [member] | Participations shares [member]
Disclosure of transactions between related parties [line items]
Company name	Elsevier Espana, S.L.
Percentage of undertaking	100.00%
Reg office	C/ Josep Tarradellas 20-30, 1º / 20029, Barcelona, Spain
Switzerland [member] | Elsevier finance SA [member] | Ordinary shares [member]
Disclosure of transactions between related parties [line items]
Company name	Elsevier Finance SA
Percentage of undertaking	100.00%
Reg office	Espace de L’Europe 3, 2002 Neuchatel, Switzerland
Switzerland [member] | Fircosoft Schweiz GmbH [member] | Ordinary shares [member]
Disclosure of transactions between related parties [line items]
Company name	Fircosoft Schweiz GmbH
Percentage of undertaking	100.00%
Reg office	Bahnhofstrasse 100 – 8001 Zurich
Switzerland [member] | RELX risks SA [member] | Ordinary shares [member]
Disclosure of transactions between related parties [line items]
Company name	RELX Risks SA
Percentage of undertaking	100.00%
Reg office	Espace de L’Europe 3, 2002 Neuchatel, Switzerland
Switzerland [member] | RELX Swiss holdings SA [member] | Ordinary shares [member]
Disclosure of transactions between related parties [line items]
Company name	RELX Swiss Holdings SA
Percentage of undertaking	100.00%
Reg office	Espace de L’Europe 3, 2002 Neuchatel, Switzerland
Taiwan [member] | Elsevier Taiwan LLC [member] | Registered capital [member]
Disclosure of transactions between related parties [line items]
Company name	Elsevier Taiwan LLC
Percentage of undertaking	100.00%
Reg office	Suite N-818, 8/F, Chia Hsin Cement Building, 96 Zhong Shan North Road, Section 2, Taipei, 10449, Taiwan
Netherlands [member] | Misset Uitgeverij B.V. [Member] | Ordinary shares [member]
Disclosure of transactions between related parties [line items]
Company name	Misset Uitgeverij B.V.
Percentage of undertaking	49.00%
Reg office	Prins Hendrikstraat 17,7001GK Doetinchem
Netherlands [member] | One Business B.V. [Member] | Registered capital [member]
Disclosure of transactions between related parties [line items]
Company name	One Business B.V.
Percentage of undertaking	100.00%
Reg office	Spaklerweg 53,1114AE Amsterdam-Duivendrecht
Netherlands [member] | AGRM Solutions C.V. [member] | Partnership interest [member]
Disclosure of transactions between related parties [line items]
Company name	AGRM Solutions C.V.
Percentage of undertaking	100.00%
Reg office	Radarweg 29, 1043 NX Amsterdam, Netherlands
Netherlands [member] | Elsevier B.V. [member] | Ordinary shares [member]
Disclosure of transactions between related parties [line items]
Company name	Elsevier B.V.
Percentage of undertaking	100.00%
Reg office	Radarweg 29, 1043 NX Amsterdam, Netherlands
Netherlands [member] | Elsevier Employment Services B.V. [member] | Ordinary shares [member]
Disclosure of transactions between related parties [line items]
Company name	Elsevier Employment Services B.V.
Percentage of undertaking	100.00%
Reg office	Radarweg 29, 1043 NX Amsterdam, Netherlands
Netherlands [member] | LexisNexis Business Information Solutions B.V. [member] | Ordinary shares [member]
Disclosure of transactions between related parties [line items]
Company name	LexisNexis Business Information Solutions B.V.
Percentage of undertaking	100.00%
Reg office	Radarweg 29, 1043 NX Amsterdam, Netherlands
Netherlands [member] | ThreatMetrix BV [Member] | Ordinary shares [member]
Disclosure of transactions between related parties [line items]
Company name	ThreatMetrix BV
Percentage of undertaking	100.00%
Reg office	Evertvan de Beekstraat 1 The Base 3/F, 1118CL Schiphol
Netherlands [member] | LexisNexis Univentio B.V. [member] | Ordinary shares [member]
Disclosure of transactions between related parties [line items]
Company name	LexisNexis Univentio B.V.
Percentage of undertaking	100.00%
Reg office	Galileiweg 8, 2333 BD Leiden, Netherlands
Netherlands [member] | Reed Business B.V. [member] | Ordinary shares [member]
Disclosure of transactions between related parties [line items]
Company name	Reed Business B.V.
Percentage of undertaking	100.00%
Reg office	Radarweg 29, 1043 NX Amsterdam, Netherlands
Netherlands [member] | RELX finance B.V. [member] | Ordinary shares [member]
Disclosure of transactions between related parties [line items]
Company name	RELX Finance B.V.
Percentage of undertaking	100.00%
Reg office	Radarweg 29, 1043 NX Amsterdam, Netherlands
Netherlands [member] | RELX holdings B.V. [member] | Ordinary shares [member]
Disclosure of transactions between related parties [line items]
Company name	RELX Holdings B.V.
Percentage of undertaking	100.00%
Reg office	Radarweg 29, 1043 NX Amsterdam, Netherlands
Netherlands [member] | RELX NederLand B.V. [member] | E shares / RE shares [member]
Disclosure of transactions between related parties [line items]
Company name	RELX NederLand B.V.
Percentage of undertaking	100.00%
Reg office	Radarweg 29, 1043 NX Amsterdam, Netherlands
Netherlands [member] | RELX overseas B.V. [member] | E shares / RE shares [member]
Disclosure of transactions between related parties [line items]
Company name	RELX Overseas B.V.
Percentage of undertaking	100.00%
Reg office	Radarweg 29, 1043 NX Amsterdam, Netherlands
Netherlands [member] | RELX US holdings (Amsterdam) B.V. [member] | Ordinary shares [member]
Disclosure of transactions between related parties [line items]
Company name	RELX US Holdings (Amsterdam) B.V.
Percentage of undertaking	100.00%
Reg office	Radarweg 29, 1043 NX Amsterdam, Netherlands
Thailand [member] | Reed Holding (ThaiLand) Co., Ltd [member] | Ordinary shares [member]
Disclosure of transactions between related parties [line items]
Company name	Reed Holding (ThaiLand) Co., Ltd
Percentage of undertaking	100.00%
Reg office	540 Mercury Tower, 22nd Floor, Ploenchit Road, Lumpini, Pathumwan, Bangkok 10330
Thailand [member] | Reed Tradex Company Ltd [member] | Preference shares [member]
Disclosure of transactions between related parties [line items]
Company name	Reed Tradex Company Ltd
Percentage of undertaking	49.00%
Reg office	Sathorn Nakorn Building, Floor 32, No. 100/68-69 North Sathon Road, Silom, Bangrak, Bangkok, 10500, Thailand
TURKEY | Reed Tuyap Fuarcilik A.S. [member] | Class A-shares / Class B-shares [member]
Disclosure of transactions between related parties [line items]
Company name	Reed Tüyap Fuarcilik A. Ș.
Percentage of undertaking	50.00%
Reg office	Tüyap Fuar ve Kongre Merkezi, E – 5 Karayolu Üzeri, Gürpınar Kavşağı 34500, Büyükçekmece, Istanbul, 34500, Turkey
TURKEY | Elsevier STM Bilgi Hizmetleri Limited Sirketi [member] | Ordinary shares [member]
Disclosure of transactions between related parties [line items]
Company name	Elsevier STM Bilgi Hizmetleri Limited Șirketi
Percentage of undertaking	100.00%
Reg office	Maslak Mah. Bilim Sokak Sun Plaza Kat:13Șișli-Maslak, Istanbul, Turkey
United Kingdom [member] | Bradfield Brett Holdings Ltd [member] | Seven point five preferred income shares [member]
Disclosure of transactions between related parties [line items]
Company name	BradfieId Brett Holdings Ltd
Percentage of undertaking	100.00%
Reg office	1-3 Strand, London, WC2N 5JR, United Kingdom
United Kingdom [member] | Butterworth and Co. (Publishers) Ltd [member] | Preference shares [member]
Disclosure of transactions between related parties [line items]
Company name	Butterworth & Co. (Publishers) Ltd
Percentage of undertaking	100.00%
Reg office	1-3 Strand, London, WC2N 5JR, United Kingdom
United Kingdom [member] | Butterworth and Co. (Publishers) Ltd [member] | Class A ordinary shares [member]
Disclosure of transactions between related parties [line items]
Company name	Butterworth & Co. (Publishers) Ltd
Percentage of undertaking	100.00%
Reg office	1-3 Strand, London, WC2N 5JR, United Kingdom
United Kingdom [member] | Butterworth and Co. (Publishers) Ltd [member] | Class B ordinary shares [member]
Disclosure of transactions between related parties [line items]
Company name	Butterworth & Co. (Publishers) Ltd
Percentage of undertaking	100.00%
Reg office	1-3 Strand, London, WC2N 5JR, United Kingdom
United Kingdom [member] | Butterworth and Co. (Publishers) Ltd [member] | Four point five cumulative preference shares [member]
Disclosure of transactions between related parties [line items]
Company name	Butterworth & Co. (Publishers) Ltd
Percentage of undertaking	100.00%
Reg office	1-3 Strand, London, WC2N 5JR, United Kingdom
United Kingdom [member] | Adaptris Group Ltd [member] | Ordinary shares [member]
Disclosure of transactions between related parties [line items]
Company name	Adaptris Group Ltd
Percentage of undertaking	100.00%
Reg office	Quadrant House, The Quadrant, Sutton, Surrey, SM2 5AS, United Kingdom
United Kingdom [member] | Adaptris Ltd [member] | Ordinary shares [member]
Disclosure of transactions between related parties [line items]
Company name	Adaptris Ltd
Percentage of undertaking	100.00%
Reg office	Quadrant House, The Quadrant, Sutton, Surrey, SM2 5AS, United Kingdom
United Kingdom [member] | Digital Foundry Network [Member] | Ordinary shares [member]
Disclosure of transactions between related parties [line items]
Company name	Digital Foundry Network
Percentage of undertaking	50.00%
Reg office	Gateway House 28 The Quadrant, Richmond, Surrey, TW9 1DN, United Kingdom
United Kingdom [member] | Formpart (HPL) Ltd [Member] | Ordinary shares [member]
Disclosure of transactions between related parties [line items]
Company name	Formpart (HPL) Ltd
Percentage of undertaking	100.00%
Reg office	1-3 Strand, London, WC2N 5JR, United Kingdom
United Kingdom [member] | Gamer Edition Ltd [member] | Ordinary shares [member]
Disclosure of transactions between related parties [line items]
Company name	Gamer Edition Ltd
Percentage of undertaking	100.00%
Reg office	Gateway House 28 The Quadrant, Richmond, Surrey, TW9 1DN, United Kingdom
United Kingdom [member] | Gamer Events Ltd [member] | Ordinary shares [member]
Disclosure of transactions between related parties [line items]
Company name	Gamer Events Ltd
Percentage of undertaking	100.00%
Reg office	Gateway House 28 The Quadrant, Richmond, Surrey, TW9 1DN, United Kingdom
United Kingdom [member] | Gamer Network Ltd [member] | Ordinary shares [member]
Disclosure of transactions between related parties [line items]
Company name	Gamer Network Ltd
Percentage of undertaking	100.00%
Reg office	Gateway House 28 The Quadrant, Richmond, Surrey, TW9 1DN, United Kingdom
United Kingdom [member] | Hallplaza Ltd | Ordinary shares [member]
Disclosure of transactions between related parties [line items]
Company name	Hallplaza Ltd
Percentage of undertaking	100.00%
Reg office	Gateway House 28 The Quadrant, Richmond, Surrey, TW9 1DN, United Kingdom
United Kingdom [member] | Imbibe Media Ltd | Ordinary shares [member]
Disclosure of transactions between related parties [line items]
Company name	Imbibe Media Ltd
Percentage of undertaking	100.00%
Reg office	Gateway House 28 The Quadrant, Richmond, Surrey, TW9 1DN, United Kingdom
United Kingdom [member] | Indicium Financial Ltd | Ordinary shares [member]
Disclosure of transactions between related parties [line items]
Company name	Indicium Financial Ltd
Percentage of undertaking	100.00%
Reg office	35 – 37 St. Marys Gate, Nottingham, United Kingdom, NG1 1PU
United Kingdom [member] | Information Handling Ltd | Ordinary shares [member]
Disclosure of transactions between related parties [line items]
Company name	Information Handling Ltd
Percentage of undertaking	85.00%
Reg office	1-3 Strand, London, WC2N 5JR, United Kingdom
United Kingdom [member] | Butterworth and Co. (Overseas) Ltd [member] | Ordinary shares [member]
Disclosure of transactions between related parties [line items]
Company name	Butterworth & Co. (Overseas) Ltd
Percentage of undertaking	100.00%
Reg office	1-3 Strand, London, WC2N 5JR, United Kingdom
United Kingdom [member] | Insurance Initiatives Ltd | Ordinary shares [member]
Disclosure of transactions between related parties [line items]
Company name	Insurance Initiatives Ltd
Percentage of undertaking	100.00%
Reg office	35 – 37 St. Marys Gate, Nottingham, United Kingdom, NG1 1PU
United Kingdom [member] | Legend Exhibitions Ltd | Ordinary shares [member]
Disclosure of transactions between related parties [line items]
Company name	Legend Exhibitions Ltd
Percentage of undertaking	100.00%
Reg office	Gateway House 28 The Quadrant, Richmond, Surrey, TW9 1DN, United Kingdom
United Kingdom [member] | Lexis Nexis Risk Solutions U K Ltd | Ordinary shares [member]
Disclosure of transactions between related parties [line items]
Company name	LexisNexis Risk Solutions UK Ltd
Percentage of undertaking	100.00%
Reg office	1st Floor 80 Moorbridge Road, Maidenhead, Berkshire, London, SL8 8BW,United Kingdom
United Kingdom [member] | M C M Central Ltd | Ordinary shares [member]
Disclosure of transactions between related parties [line items]
Company name	MCM Central Ltd
Percentage of undertaking	100.00%
Reg office	Quadrant House, The Quadrant, Sutton, Surrey, SM2 5AS, United Kingdom
United Kingdom [member] | M C M Expo Ltd | Ordinary shares [member]
Disclosure of transactions between related parties [line items]
Company name	MCM Expo Ltd
Percentage of undertaking	100.00%
Reg office	Quadrant House, The Quadrant, Sutton, Surrey, SM2 5AS, United Kingdom
United Kingdom [member] | Butterworths Ltd [member] | Ordinary shares [member]
Disclosure of transactions between related parties [line items]
Company name	Butterworths Ltd
Percentage of undertaking	100.00%
Reg office	Lexis House, 30 Farringdon Street, London, EC4A 4HH, United Kingdom
United Kingdom [member] | M C M Stategy Ltd | Ordinary shares [member]
Disclosure of transactions between related parties [line items]
Company name	MCM Stategy Ltd
Percentage of undertaking	100.00%
Reg office	Quadrant House, The Quadrant, Sutton, Surrey, SM2 5AS, United Kingdom
United Kingdom [member] | Cordery Compliance Ltd [member] | Ordinary shares [member]
Disclosure of transactions between related parties [line items]
Company name	Cordery Compliance Ltd
Percentage of undertaking	72.00%
Reg office	Lexis House, 30 Farringdon Street, London, EC4A 4HH, United Kingdom
United Kingdom [member] | Mendeley Ltd | Ordinary shares [member]
Disclosure of transactions between related parties [line items]
Company name	Mendeley Ltd
Percentage of undertaking	100.00%
Reg office	The Boulevard, Langford Lane, Kidlington, Oxford, OX5 1GB, United Kingdom
United Kingdom [member] | Cordery Ltd [member] | Ordinary shares [member]
Disclosure of transactions between related parties [line items]
Company name	Cordery Ltd
Percentage of undertaking	72.00%
Reg office	Lexis House, 30 Farringdon Street, London, EC4A 4HH, United Kingdom
United Kingdom [member] | M Lex Ltd | Class A ordinary shares [member]
Disclosure of transactions between related parties [line items]
Company name	MLex Ltd
Percentage of undertaking	91.00%
Reg office	Lexis House, 30 Farringdon Street, London, EC4A4 HH, United Kingdom
United Kingdom [member] | Crediva Ltd [member] | Ordinary shares [member]
Disclosure of transactions between related parties [line items]
Company name	Crediva Ltd
Percentage of undertaking	100.00%
Reg office	Global Reach, Dunleavy Drive, Cardiff, CF11 0SN, United Kingdom
United Kingdom [member] | Moreover Technologies Ltd | Ordinary shares [member]
Disclosure of transactions between related parties [line items]
Company name	Moreover Technologies Ltd
Percentage of undertaking	100.00%
Reg office	1-3 Strand, London, WC2N 5JR, United Kingdom
United Kingdom [member] | Dew Events Ltd [member] | Ordinary shares [member]
Disclosure of transactions between related parties [line items]
Company name	Dew Events Ltd
Percentage of undertaking	100.00%
Reg office	Gateway House 28 The Quadrant, Richmond, Surrey, TW9 1DN, United Kingdom
United Kingdom [member] | Mosby International Ltd | Ordinary shares [member]
Disclosure of transactions between related parties [line items]
Company name	Mosby International Ltd
Percentage of undertaking	100.00%
Reg office	1-3 Strand, London, WC2N 5JR, United Kingdom
United Kingdom [member] | Drayton Legal Recoveries Ltd [member] | Ordinary shares [member]
Disclosure of transactions between related parties [line items]
Company name	Drayton Legal Recoveries Ltd
Percentage of undertaking	100.00%
Reg office	The Eye, 1 Procter Street, London, WC1V 6EU, United Kingdom
United Kingdom [member] | Newsflo Ltd | Ordinary shares [member]
Disclosure of transactions between related parties [line items]
Company name	Newsflo Ltd
Percentage of undertaking	100.00%
Reg office	1-3 Strand, London, WC2N 5JR, United Kingdom
United Kingdom [member] | E & P Events LLP [member]
Disclosure of transactions between related parties [line items]
Company name	E & P Events LLP
Percentage of undertaking	50.00%
Reg office	Gateway House 28 The Quadrant, Richmond, Surrey, TW9 1DN, United Kingdom
United Kingdom [member] | Elsevier Ltd [member] | Ordinary shares [member]
Disclosure of transactions between related parties [line items]
Company name	Elsevier Ltd
Percentage of undertaking	100.00%
Reg office	The Boulevard, Langford Lane, Kidlington, Oxford, OX5 1GB, United Kingdom
United Kingdom [member] | Elsevier Life Sciences IP Ltd [member] | Ordinary shares [member]
Disclosure of transactions between related parties [line items]
Company name	Elsevier Life Sciences IP Ltd
Percentage of undertaking	100.00%
Reg office	The Boulevard, Langford Lane, Kidlington, Oxford, OX5 1GB, United Kingdom
United Kingdom [member] | Formpart (EPS) Ltd [member] | Ordinary shares [member]
Disclosure of transactions between related parties [line items]
Company name	Formpart (EPS) Ltd
Percentage of undertaking	100.00%
Reg office	1-3 Strand, London, WC2N 5JR, United Kingdom
United Kingdom [member] | Gamermania Ltd [member] | Ordinary shares [member]
Disclosure of transactions between related parties [line items]
Company name	Gamermania Ltd
Percentage of undertaking	100.00%
Reg office	Quadrant House, The Quadrant, Sutton, Surrey, SM2 5AS, United Kingdom
United Kingdom [member] | George Philip Holdings Limited | Preference shares [member]
Disclosure of transactions between related parties [line items]
Company name	George Philip Holdings Ltd
Percentage of undertaking	100.00%
Reg office	1-3 Strand, London, WC2N 5JR, United Kingdom
United Kingdom [member] | NLife Ltd [Member] | Ordinary shares [member]
Disclosure of transactions between related parties [line items]
Company name	NLife Ltd
Percentage of undertaking	23.50%
Reg office	Unit 18-19 Loughborough Technology Centre, Epinal Way, Loughborough, England, LE11 3GE
United Kingdom [member] | Out There Gaming Ltd [member] | Ordinary shares [member]
Disclosure of transactions between related parties [line items]
Company name	Out There Gaming Ltd
Percentage of undertaking	70.00%
Reg office	Gateway House 28 The Quadrant, Richmond, Surrey, TW9 1DN, United Kingdom
United Kingdom [member] | RE Directors (No.1) Limited [Member] | Ordinary shares [member]
Disclosure of transactions between related parties [line items]
Company name	RE Directors (No.1) Limited
Percentage of undertaking	100.00%
Reg office	1-3 Strand, London, WC2N 5JR, United Kingdom
United Kingdom [member] | RE Directors (No.2) Limited [Member] | Ordinary shares [member]
Disclosure of transactions between related parties [line items]
Company name	RE Directors (No.2) Limited
Percentage of undertaking	100.00%
Reg office	1-3 Strand, London, WC2N 5JR, United Kingdom
United Kingdom [member] | Offshore Europe (Management) Ltd [member] | Ordinary shares [member]
Disclosure of transactions between related parties [line items]
Company name	Offshore Europe (Management) Ltd
Percentage of undertaking	100.00%
Reg office	Gateway House 28 The Quadrant, Richmond, Surrey, TW9 1DN, United Kingdom
United Kingdom [member] | Offshore Europe Partnership [member] | Partnership interest [member]
Disclosure of transactions between related parties [line items]
Company name	Offshore Europe Partnership
Percentage of undertaking	50.00%
Reg office	Gateway House 28 The Quadrant, Richmond, Surrey, TW9 1DN, United Kingdom
United Kingdom [member] | Oxford Spires Management Co; Ltd [member] | Ordinary shares [member]
Disclosure of transactions between related parties [line items]
Company name	Oxford Spires Management Co; Ltd
Percentage of undertaking	55.00%
Reg office	40 Kimbolton Road, Bedford, England, MK40 2NR
United Kingdom [member] | Peopletracer Ltd [member] | Ordinary shares [member]
Disclosure of transactions between related parties [line items]
Company name	Peopletracer Ltd
Percentage of undertaking	100.00%
Reg office	Global Reach, Dunleavy Drive, Cardiff, CF11 0SN, United Kingdom
United Kingdom [member] | Prean Holdings Ltd [member] | Deferred ordinary shares [member]
Disclosure of transactions between related parties [line items]
Company name	Prean Holdings Ltd
Percentage of undertaking	100.00%
Reg office	1-3 Strand, London, WC2N 5JR, United Kingdom
United Kingdom [member] | RPS Ltd [Member]
Disclosure of transactions between related parties [line items]
Company name	RPS Ltd
Percentage of undertaking	100.00%
Reg office	1-3 Strand, London, WC2N 5JR, United Kingdom
United Kingdom [member] | Symbiotic Technologies Operations Ltd [member] | Ordinary shares [member]
Disclosure of transactions between related parties [line items]
Company name	Symbiotic Technologies Operations Ltd
Percentage of undertaking	100.00%
Reg office	1st Floor 80 Moorbridge Road, Maidenhead, Berkshire, SL6 8BW
United Kingdom [member] | VG247 Ltd [member] | Ordinary shares [member]
Disclosure of transactions between related parties [line items]
Company name	VG247 Ltd
Percentage of undertaking	100.00%
Reg office	Gateway House 28 The Quadrant, Richmond, Surrey, TW9 1DN, United Kingdom
United Kingdom [member] | RE (SOE) Ltd [member] | Ordinary shares [member]
Disclosure of transactions between related parties [line items]
Company name	RE (SOE) Ltd
Percentage of undertaking	100.00%
Reg office	Gateway House 28 The Quadrant, Richmond, Surrey, TW9 1DN, United Kingdom
United Kingdom [member] | RE Secretaries Ltd [member] | Ordinary shares [member]
Disclosure of transactions between related parties [line items]
Company name	RE Secretaries Ltd
Percentage of undertaking	100.00%
Reg office	1-3 Strand, London, WC2N 5JR, United Kingdom
United Kingdom [member] | Reed All Energy Ltd [member] | Ordinary shares [member]
Disclosure of transactions between related parties [line items]
Company name	Reed All-Energy Ltd
Percentage of undertaking	100.00%
Reg office	Gateway House 28 The Quadrant, Richmond, Surrey, TW9 1DN, United Kingdom
United Kingdom [member] | Reed Business Information (Holdings) Ltd [member] | Ordinary shares [member]
Disclosure of transactions between related parties [line items]
Company name	Reed Business Information (Holdings) Ltd
Percentage of undertaking	100.00%
Reg office	Quadrant House, The Quadrant, Sutton, Surrey, SM2 5AS, United Kingdom
United Kingdom [member] | Reed Business Information (China) Ltd [member] | Ordinary shares [member]
Disclosure of transactions between related parties [line items]
Company name	Reed Business Information Ltd
Percentage of undertaking	100.00%
Reg office	Quadrant House, The Quadrant, Sutton, Surrey, SM2 5AS, United Kingdom
United Kingdom [member] | Reed Consumer Books Ltd [member] | Ordinary shares [member]
Disclosure of transactions between related parties [line items]
Company name	Reed Consumer Books Ltd
Percentage of undertaking	100.00%
Reg office	1-3 Strand, London, WC2N 5JR, United Kingdom
United Kingdom [member] | Reed Elsevier (UIG) Ltd [member] | Ordinary shares [member]
Disclosure of transactions between related parties [line items]
Company name	Reed Elsevier (UIG) Ltd
Percentage of undertaking	100.00%
Reg office	1-3 Strand, London, WC2N 5JR, United Kingdom
United Kingdom [member] | Reed Elsevier Pension Trustee Ltd [member] | Ordinary shares [member]
Disclosure of transactions between related parties [line items]
Company name	Reed Elsevier Pension Trustee Ltd
Percentage of undertaking	100.00%
Reg office	1-3 Strand, London, WC2N 5JR, United Kingdom
United Kingdom [member] | Reed Events Ltd [member] | Ordinary shares [member]
Disclosure of transactions between related parties [line items]
Company name	Reed Events Ltd
Percentage of undertaking	100.00%
Reg office	Gateway House 28 The Quadrant, Richmond, Surrey, TW9 1DN, United Kingdom
United Kingdom [member] | Reed Exhibitions Ltd [member] | Deferred ordinary shares [member]
Disclosure of transactions between related parties [line items]
Company name	Reed Exhibitions Ltd
Percentage of undertaking	100.00%
Reg office	Gateway House 28 The Quadrant, Richmond, Surrey, TW9 1DN, United Kingdom
United Kingdom [member] | Reed Midem Ltd [member] | Ordinary shares [member]
Disclosure of transactions between related parties [line items]
Company name	Reed Midem Ltd
Percentage of undertaking	100.00%
Reg office	Gateway House 28 The Quadrant, Richmond, Surrey, TW9 1DN, United Kingdom
United Kingdom [member] | Reed Nominees Ltd [member] | Ordinary shares [member]
Disclosure of transactions between related parties [line items]
Company name	Reed Nominees Ltd
Percentage of undertaking	100.00%
Reg office	1-3 Strand, London, WC2N 5JR, United Kingdom
United Kingdom [member] | Reed Overseas Corporation Ltd [member] | Ordinary shares [member]
Disclosure of transactions between related parties [line items]
Company name	Reed Overseas Corporation Ltd
Percentage of undertaking	100.00%
Reg office	1-3 Strand, London, WC2N 5JR, United Kingdom
United Kingdom [member] | Reed Publishing Corporation Ltd [member] | Ordinary shares [member]
Disclosure of transactions between related parties [line items]
Company name	Reed Publishing Corporation Ltd
Percentage of undertaking	100.00%
Reg office	1-3 Strand, London, WC2N 5JR, United Kingdom
United Kingdom [member] | R E L X Holdings Limited | Ordinary shares [member]
Disclosure of transactions between related parties [line items]
Company name	RELX (Holdings) Ltd
Percentage of undertaking	100.00%
Reg office	1-3 Strand, London, WC2N 5JR, United Kingdom
United Kingdom [member] | RELX (Investments) plc [member] | Ordinary shares [member]
Disclosure of transactions between related parties [line items]
Company name	RELX (Investments) plc
Percentage of undertaking	100.00%
Reg office	1-3 Strand, London, WC2N 5JR, United Kingdom
United Kingdom [member] | RELX (UK) Ltd [member] | Ordinary shares [member]
Disclosure of transactions between related parties [line items]
Company name	RELX (UK) Ltd
Percentage of undertaking	100.00%
Reg office	1-3 Strand, London, WC2N 5JR, United Kingdom
United Kingdom [member] | RELX Finance Ltd [member] | Ordinary shares [member]
Disclosure of transactions between related parties [line items]
Company name	RELX Finance Ltd
Percentage of undertaking	100.00%
Reg office	1-3 Strand, London, WC2N 5JR, United Kingdom
United Kingdom [member] | RELX Group plc [member] | Ordinary shares [member]
Disclosure of transactions between related parties [line items]
Company name	RELX Group plc
Percentage of undertaking	100.00%
Reg office	1-3 Strand, London, WC2N 5JR, United Kingdom
United Kingdom [member] | RELX Group plc [member] | Class E Ordinary Shares [member]
Disclosure of transactions between related parties [line items]
Company name	RELX Group plc
Percentage of undertaking	100.00%
Reg office	1-3 Strand, London, WC2N 5JR, United Kingdom
United Kingdom [member] | RELX Overseas Holdings Ltd [member] | Ordinary shares [member]
Disclosure of transactions between related parties [line items]
Company name	RELX Overseas Holdings Ltd
Percentage of undertaking	100.00%
Reg office	1-3 Strand, London, WC2N 5JR, United Kingdom
United Kingdom [member] | REV Venture Partners Ltd [member] | Ordinary shares [member]
Disclosure of transactions between related parties [line items]
Company name	REV Venture Partners Ltd
Percentage of undertaking	100.00%
Reg office	1-3 Strand, London, WC2N 5JR, United Kingdom
United Kingdom [member] | Tracesmart Group Ltd [member] | Ordinary shares [member]
Disclosure of transactions between related parties [line items]
Company name	Tracesmart Group Ltd
Percentage of undertaking	100.00%
Reg office	Global Reach, Dunleavy Drive, Cardiff, CF11 0SN, United Kingdom
United Kingdom [member] | Tracesmart Ltd [member] | Ordinary shares [member]
Disclosure of transactions between related parties [line items]
Company name	Tracesmart Ltd
Percentage of undertaking	100.00%
Reg office	Global Reach, Dunleavy Drive, Cardiff, CF11 0SN, United Kingdom
United Kingdom [member] | Wunelli Ltd [member] | Ordinary shares [member]
Disclosure of transactions between related parties [line items]
Company name	Wunelli Ltd
Percentage of undertaking	100.00%
Reg office	1000 Lakeside, Western Road, Portsmouth, PO6 3EN, United Kingdom